Recently Issued Accounting Standards - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Disclosure of changes in accounting estimates [line items]
Equity	$ 260,633,517,000	$ 13,171	$ 271,023,767,000	$ 160,854,186,000	$ 234,639,048,000
Increase (decrease) due to application of IFRS 15 [member] | Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Equity	30,000,000
Increase (decrease) due to application of IFRS 15 [member] | Top of range [member]
Disclosure of changes in accounting estimates [line items]
Equity	32,000,000
Application of IFRS9 [member] | Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Impact of adopting new accounting standard	2,500,000
Application of IFRS9 [member] | Top of range [member]
Disclosure of changes in accounting estimates [line items]
Impact of adopting new accounting standard	$ 2,750,000